Rule 497 (e)
Registration Nos. 333-143964 and 811-21944

FIRST TRUST EXCHANGE-TRADED FUND II
FIRST TRUST GLOBAL WIND ENERGY ETF
(the “Fund”)
SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 1, 2017
AND
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2017,
AS PREVIOUSLY SUPPLEMENTED ON APRIL 24, 2017
DATED JUNE 19, 2017
Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the name of the Fund’s Index is changed to “ISE Clean Edge Global Wind Energy Index.”
PLEASE KEEP THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE